Property, plant and equipment - Sensitivity of gas assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
UK Regulated
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	£ 35	£ 37
UELs limited to 2060, impact on depreciation expense	12	13
UELs limited to 2070, impact on depreciation expense	1	0
US Regulated
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	160	151
UELs limited to 2060, impact on depreciation expense	70	66
UELs limited to 2070, impact on depreciation expense	£ 28	£ 26